Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2016
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Central Index Key	dei_EntityCentralIndexKey	0001517936
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
First Trust Enhanced Short Maturity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 406% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses, excluding acquired fund fees and expenses, remain (i) at current levels until March 1, 2017, (ii) at 0.47% from March 1, 2017 to March 31, 2017, and (iii) thereafter at 0.72% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate instruments (collectively, "Fixed Income Securities") issued by U.S. and non-U.S. public and private sector entities. Fixed Income Securities will include the following types of fixed- and variable-rate debt securities: corporate and government bonds and notes; agency securities; instruments of non-U.S. issuers in developed markets; privately issued securities; asset-backed securities; mortgage-related securities; municipal bonds; and money market securities.

The Fund's investment advisor selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund's holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Fund's investment advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification.

At least 80% of the Fund's net assets will be invested in Fixed Income Securities that are, at the time of purchase, investment grade. For an unrated security to be considered investment grade, the Fund's investment advisor will consider, at the time of purchase, whether such security is of comparable quality based on fundamental credit analysis of the unrated security and comparable securities that are rated by a nationally recognized statistical rating organization ("NRSRO").

Under normal market conditions, the Fund's average duration is expected to be below one year and the average maturity of the Fund's portfolio is expected to be below three years. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments, call features and coupon adjustments in addition to the amount of time until the security finally matures. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, if a portfolio of Fixed Income Securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration.

The Fund may invest in asset-backed securities, including mortgage-related securities. Asset-backed securities are fixed income securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. Mortgage-related securities are asset-backed securities based on a pa rticular type of asset, a mortgage. There are a wide variety of mortgage-related securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. The Fund intends to limit its investments in asset-backed securities and non-agency mortgage-related securities (in the aggregate) to 20% of its net assets.

Maturity is measured relative to the type of security. For Fixed Income Securities (exclusive of asset-backed securities and mortgage-related securities), maturity shall be calculated using dollar-weighted average maturity, which is calculated by taking the average length of time to maturity. For asset-backed securities and mortgage-related securities, maturity shall be calculated using weighted average life, which is the estimated time to principal paydown for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument.

The Fund may invest up to 20% of its net assets in floating rate loans. The floating rate loans in which the Fund will invest will represent amounts borrowed by companies or other entities from banks and other lenders and a significant portion of such floating rate loans may be rated below investment grade or unrated. Floating rate loans held by the Fund may be senior or subordinate obligations of the borrower and may or may not be secured by collateral.

The Fund may invest in investment companies, such as exchange-traded funds ("ETFs"), that invest primarily in Fixed Income Securities. The Fixed Income Securities held by the investment companies in which the Fund may invest will be counted towards the requirement that the Fund invest 80% of its net assets in Fixed Income Securities. While the Fund may invest in any ETF that invests in Fixed Income Securities, the Fund initially intends to invest in ETFs that are advised by the Fund's investment advisor.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASSET-BACKED AND MORTGAGE-RELATED SECURITIES RISK. The risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Extension risk is prevalent when in a period of rising interest rates, the Fund holds mortgage-related securities and such securities exhibit additional volatility. Prepayment risk is prevalent when in a period of declining interest rates, borrowers may pay off their mortgages sooner than expected. Prepayments can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

FLOATING RATE LOAN RISK. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds securities that adjust lower with falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the Fixed Income Securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term Fixed Income Securities and higher for longer term Fixed Income Securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the Fixed Income Security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of Fixed Income Securities with shorter durations tend to be less sensitive to interest rate changes than Fixed Income Securities with longer durations. As the value of a Fixed Income Security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Fund's investment advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Fund's investment advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

VOLATILITY RISK. The market price and net asset value of the Fund's shares and the Fund's yield will change daily. There may be instances when the Fund will experience large in-flows and out-flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact the Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when the Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in this Fund because this Fund is not a money market fund and may experience significant fluctuations in its net asset value.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST ENHANCED SHORT MATURITY ETF--TOTAL RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
0.30% (March 31, 2015)	-0.07% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Enhanced Short Maturity ETF | First Trust Enhanced Short Maturity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 26
3 Years	rr_ExpenseExampleNoRedemptionYear03	181
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	352
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 848
Annual Return 2015	rr_AnnualReturn2015	0.33%
1 Year	rr_AverageAnnualReturnYear01	0.33%
Since Inception	rr_AverageAnnualReturnSinceInception	0.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2014
First Trust Enhanced Short Maturity ETF | After Taxes on Distributions | First Trust Enhanced Short Maturity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
First Trust Enhanced Short Maturity ETF | After Taxes on Distributions and Sales | First Trust Enhanced Short Maturity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
First Trust Enhanced Short Maturity ETF | BofA Merrill Lynch 0-1 Year U.S. Treasury Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
First Trust Low Duration Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to generate current income. The Fund's secondary investment objective is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2017, and thereafter at 0.90% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in mortgage-related debt securities and other mortgage-related instruments (collectively, "Mortgage-Related Investments"). The Fund normally expects to invest in Mortgage-Related Investments tied to residential and commercial mortgages. Mortgage-Related Investments consist of: (1) residential mortgage-backed securities (RMBS); (2) commercial mortgage-backed securities (CMBS); (3) stripped mortgage-backed securities (SMBS), which are mortgage-backed securities where mortgage payments are divided up between paying the loan's principal and paying the loan's interest; and (4) collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets. Mortgage-Related Investments typically represent an interest in a pool of mortgage loans made by banks and other financial institutions. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Mortgage-Related Investments may be fixed-rate or adjustable-rate Mortgage-Related Investments (ARMS).

The mortgage-backed securities in which the Fund invests may be, but are not required to be, issued or guaranteed by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") (the U.S. government, its agencies and instrumentalities, and U.S. government-sponsored entities are referred to collectively as "Government Entities"). The Fund may invest in callable agency securities, which give the issuer the right to redeem the security prior to maturity. The Fund will limit its investments in Mortgage-Related Investments that are not issued or guaranteed by Government Entities to 20% of its net assets (including investment borrowings).

The Fund targets an estimated effective duration of three (3) years or less. Duration is a mathematical calculation of the average life of a debt security (or portfolio of debt securities) that serves as a measure of its price risk. In general, each year of duration represents an expected 1% change in the value of a security for every 1% immediate change in interest rates. For example, if a portfolio of mortgage loans has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio's value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. The Fund's advisor will calculate the duration of the portfolio by modeling the cash flows of all the individual holdings, including the impact of prepayment variability and coupon adjustments where applicable, to determine the duration of each holding and then aggregating based on the size of the position. In performing this duration calculation, the Fund's advisor will utilize third-party models.

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price. Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets (including investment borrowings). To the extent required under applicable federal securities laws, rules, and interpretations thereof, the Fund will "set aside" liquid assets or engage in other measures to "cover" open positions and short positions held in connection with the foregoing types of transactions.

Although the Fund intends to invest primarily in investment grade securities, the Fund may invest up to 20% of its net assets (including investment borrowings) in securities of any credit quality, including securities that are below investment grade, which are also known as high yield securities, or commonly referred to as "junk" bonds, or unrated securities that have not been judged by the advisor to be of comparable quality to rated investment grade securities. In the case of a split rating between one or more of the nationally recognized statistical rating organizations, the Fund will consider the highest rating.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a mortgage dollar roll, TBA Transaction, derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Mortgage-Related Investments are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE-RELATED INVESTMENTS RISK. The Fund invests in Mortgage-Related Investments, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the Mortgage-Related Investments market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-Related Investments are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure. Mortgage-Related Investments may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the Mortgage-Related Investments market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, FNMA, FHLMC and GNMA.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREPAYMENT RISK. Mortgage-Related Investments are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements, including mortgage dollar rolls and TBA Transactions, may be subject to market and credit risk with respect to the collateral securing the agreements. Investments in mortgage dollar rolls also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the agreement term.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero. The Fund's investment advisor's use of short sales in combination with long positions in the Fund's portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long securities positions will decline in value at the same time that the value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets.

To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST LOW DURATION OPPORTUNITIES ETF--TOTAL RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
1.02% (December 31, 2015)	0.36% (June 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Low Duration Opportunities ETF | First Trust Low Duration Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 66
3 Years	rr_ExpenseExampleNoRedemptionYear03	260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	472
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,083
Annual Return 2015	rr_AnnualReturn2015	2.37%
1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2014
First Trust Low Duration Opportunities ETF | After Taxes on Distributions | First Trust Low Duration Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
First Trust Low Duration Opportunities ETF | After Taxes on Distributions and Sales | First Trust Low Duration Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
First Trust Low Duration Opportunities ETF | BofA Merrill Lynch 1-5 Year US Treasury & Agency Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
First Trust North American Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2017, and thereafter at 1.20% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies deemed by the Fund's sub-advisor to be engaged in the energy infrastructure sector. These companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). The Fund will invest principally in Energy Infrastructure Companies. In addition, under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in equity securities of companies headquartered or incorporated in the United States and Canada.

The Fund may invest in equity securities of MLPs without limit; however, in order to comply with applicable tax diversification rules, the Fund may directly invest up to 25% of its total assets in equity securities of certain MLPs treated as publicly-traded partnerships.

The Fund's investment strategy emphasizes current distributions and dividends paid to shareholders. The Fund's sub-advisor believes that a professionally managed portfolio of higher dividend paying MLPs, Canadian Income Equities, pipeline and power utilities and other Energy Infrastructure Companies in non-cyclical segments offer an attractive balance of income and growth. The Fund's sub-advisor believes that the non-cyclical assets that best support a high-payout ratio are those with steady, fee-for-service businesses with relatively low sustaining capital obligations. In the energy infrastructure sector, such fee-for-service assets are comprised of but not limited to interstate pipelines, intrastate pipelines with long-term contracts, power generation assets, storage and terminal facilities with long-term contracts and regulated power transmission and distribution assets. By contrast, the Fund's sub-advisor will seek to limit the cyclical energy exposure of the portfolio. The Fund's sub-advisor believes that portfolio investments in oil and gas exploration, development and production are less well suited for the Fund because the cash flows from these investments are cyclical in nature, being driven by commodity prices, and because oil and gas assets are wasting assets. The Fund's sub-advisor believes the use of rigorous investment research and analytical tools, along with conservative portfolio construction used to identify appropriate non-cyclical Energy Infrastructure Company investments, provides a value added service to the individual investor making an investment in this asset class.

The Fund may also use derivative investments such as bond index and equity index futures to hedge against interest rate and market risks. The Fund may engage in currency hedging transactions, including buying or selling options or entering into other transactions including futures, forward contracts, swaps and other derivatives transactions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures, options, forward contracts, swaps and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

GEOGRAPHIC REGION RISK. The Fund invests primarily in securities of companies headquartered or incorporated in the United States and Canada. An investment in a particular geographic region may be particularly susceptible to changes in the political, diplomatic and economic conditions of that region or any new regulatory requirements of the region. Accordingly, an investment in the Fund may be more volatile than an investment diversified across several geographic regions.

INTEREST RATE RISK. Rising interest rates could adversely impact the financial performance of MLPs, MLP-related entities and energy companies. Rising interest rates may increase an MLP's, MLP-related entity's or energy company's cost of capital, which would increase operating costs and may reduce an MLP's, MLP-related entity's or energy company's ability to execute acquisitions or expansion projects in a cost-effective manner. Rising interest rates may also impact the price of MLP units, MLP-related entity securities and energy company shares as the yields on alternative investments increase.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, global politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a blended benchmark and broad-based market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST NORTH AMERICAN ENERGY INFRASTRUCTURE FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
14.45% (March 31, 2013)	-12.84% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust North American Energy Infrastructure Fund | First Trust North American Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 97
3 Years	rr_ExpenseExampleNoRedemptionYear03	354
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,430
Annual Return 2013	rr_AnnualReturn2013	16.82%
Annual Return 2014	rr_AnnualReturn2014	23.59%
Annual Return 2015	rr_AnnualReturn2015	(25.17%)
1 Year	rr_AverageAnnualReturnYear01	(25.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 20, 2012
First Trust North American Energy Infrastructure Fund | After Taxes on Distributions | First Trust North American Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
First Trust North American Energy Infrastructure Fund | After Taxes on Distributions and Sales | First Trust North American Energy Infrastructure Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
First Trust North American Energy Infrastructure Fund | Blended Benchmark
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(19.74%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[5]
First Trust North American Energy Infrastructure Fund | S&P 500(R) Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	14.75%
First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to provide high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2016, and thereafter at 1.10% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to outperform each of the Primary Index and Secondary Index (as defined below) by investing at least 80% of its net assets (including investment borrowings) in first lien senior floating rate bank loans ("Senior Loans"). The S&P/LSTA U.S. Leveraged Loan 100 Index (the "Primary Index") is a market value-weighted index designed to measure the performance of the largest segment of the U.S. syndicated leveraged loan market. The Primary Index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA Leveraged Loan Index. The Markit iBoxx USD Leveraged Loan Index (the "Secondary Index") selects the 100 most liquid Senior Loans in the market. The Fund does not seek to track either the Primary or Secondary Index, but rather seeks to outperform each of the indices. It is anticipated that the Fund, in accordance with its principal investment strategy, will invest approximately 50% to 75% of its net assets in Senior Loans that are eligible for inclusion in and meet the liquidity thresholds of the Primary and/or the Secondary Indices at the time of investment.

A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions to one or more corporations, partnerships or other business entities and typically pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate, most commonly the London Interbank Offered Rate ("LIBOR"). A Senior Loan is considered senior to all other unsecured claims against the borrower, senior to or pari passu with all other secured claims, meaning that in the event of a bankruptcy the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing unsecured claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence.

The Fund invests in Senior Loans made predominantly to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Fund may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. The Senior Loans included in the Fund's portfolio often maintain an average interest rate duration of less than 90 days; however, the inclusion of LIBOR floors on certain Senior Loans or other factors may cause interest rate duration to be longer than 90 days.

When identifying prospective investment opportunities in Senior Loans, First Trust Advisors L.P., the Fund's investment advisor, currently intends to invest primarily in Senior Loans that are below investment grade quality at the time of investment, and relies on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund's capital and to select assets that provide attractive relative value. Securities rated below investment grade, commonly referred to as "junk" or "high yield" securities, include securities that are rated Ba1/BB+/BB+ or below by Moody's Investors Service, Inc. ("Moody's"), Fitch Inc., or Standard & Poor's, Inc. ("S&P"), respectively. The Fund may also invest in unrated securities deemed by the advisor to be of comparable quality to those securities rated below investment grade. The advisor does not intend to purchase Senior Loans that are in default; however, the Fund may hold a Senior Loan that has defaulted subsequent to its purchase by the Fund.

The Fund may also invest up to 20% of its net assets in (1) non-Senior Loan debt securities, which may be fixed-rate or floating-rate income-producing securities (including, without limitation, U.S. government debt securities and corporate debt securities, which may include convertible bonds), (2) warrants and equity securities issued by a borrower or its affiliates, and/or (3) securities of other investment companies.

The Fund's investment advisor combines a fundamental credit selection process with relative value analysis and top-down macroeconomic perspectives when selecting investment opportunities. The Fund's investment advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the bank loan, high yield and other fixed income instrument markets. To capitalize on attractive investments and effectively manage potential risk, the Fund's investment advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments is critical to achieving higher risk-adjusted returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these Senior Loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

CALL RISK. If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund intends to hedge its non-U.S. dollar holdings.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK. Secured loans that are not first lien loans that are unsecured and debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK. Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of two specialty market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST SENIOR LOAN FUND--TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
2.10% (March 31, 2015)	-1.63% (December 31, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Senior Loan Fund | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 87
3 Years	rr_ExpenseExampleNoRedemptionYear03	323
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,316
Annual Return 2014	rr_AnnualReturn2014	1.90%
Annual Return 2015	rr_AnnualReturn2015	0.31%
1 Year	rr_AverageAnnualReturnYear01	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
First Trust Senior Loan Fund | After Taxes on Distributions | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.21%)
First Trust Senior Loan Fund | After Taxes on Distributions and Sales | First Trust Senior Loan Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
First Trust Senior Loan Fund | Markit iBoxx USD Liquid Leveraged Loan Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%
First Trust Senior Loan Fund | S&P/LSTA Leveraged Loan 100 Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
First Trust Strategic Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to seek risk-adjusted income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2017, and thereafter at 1.39% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. The example assumes that the investment advisor's agreement to waive certain acquired fund fees and expenses will be terminated following March 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a multi-manager, multi-strategy actively managed exchange-traded fund ("ETF"). First Trust Advisors L.P. is the investment advisor (the "Advisor") to the Fund. The following will serve as investment sub-advisors (each, a "Sub-Advisor") to the Fund: First Trust Global Portfolios Ltd; Energy Income Partners, LLC; Stonebridge Advisors LLC; and Richard Bernstein Advisors LLC. The Advisor's Investment Committee determines the Fund's strategic allocation among various general investment categories and allocates the Fund's assets to portfolio management teams comprised of personnel of the Advisor and/or a Sub-Advisor (each, a "Management Team"), which employ their respective investment strategies.

The Fund's investment categories will be: (i) high yield corporate bonds, commonly referred to as "junk" bonds, and first lien senior secured floating rate bank loans; (ii) mortgage-related investments; (iii) preferred securities; (iv) international sovereign bonds, including emerging markets debt; (v) equity securities of Energy Infrastructure Companies (as defined below), certain of which are referred to as master limited partnerships ("MLPs"); and (vi) dividend paying U.S. exchange-traded equity securities and depositary receipts. The Management Teams may utilize a related option overlay strategy and/or derivative instruments in implementing their respective investment strategies for the Fund. The Fund seeks to achieve its objectives by having each Management Team focus on those securities within its respective investment category. The Fund may add or remove investment categories or Management Teams at the discretion of the Advisor.

Each Management Team will select the securities for its respective investment category by following the investment strategies set forth below:

HIGH YIELD CORPORATE BONDS AND SENIOR LOANS

In constructing the high yield corporate bonds and first lien senior secured floating rate bank loans portion of the portfolio, the Management Team employs a credit analysis process that involves the evaluation of industry trends, management quality, ownership, collateral adequacy, enterprise value and the consistency of corporate cash flows. This credit analysis process supports the portfolio construction process that considers the macro-economic outlook and near-term economic climate. The Management Team utilizes both the primary and secondary markets. Additional key items that the Management Team considers in the portfolio construction process include relative value assessment, diversification, ongoing monitoring and liquidity.

  Relative value assessment. Each potential investment opportunity is evaluated relative to other opportunities available in the market.
  Portfolio diversification. The Management Team seeks to have a diversified portfolio across individual issuers and industries. While the portfolio is expected to hold both senior loans and high yield bonds, the allocation between the two assets classes will shift over time as relative value opportunities change.
  Ongoing monitoring. The Management Team actively monitors the performance of all positions on an ongoing basis.
  Liquidity. The investment process favors investments in more liquid issuers and the Management Team analyzes the potential liquidity of each investment opportunity prior to purchase.

MORTGAGE-RELATED INVESTMENTS

In constructing the mortgage-related investments portion of the portfolio, the Management Team considers sector analysis, security analysis, total return scenario analysis and surveillance.

  Sector analysis. The Management Team performs top-down review of core mortgage-backed securities sectors and macro-economic market trends based on bottom-up analysis of individual securities to determine the sectors in which the Fund will be overweight, neutral weight and underweight.
  Security analysis. The Management Team evaluates individual securities based on criteria such as price, yield, rating and option adjusted spreads, prepayment sensitivity and forecasting, default risk, interest rate duration and key rate exposure, sensitivity to yield volatility, liquidity premium and normalized valuation for each security class.
  Total return scenario analysis. The Management Team performs individual security and portfolio level return analysis using extensive scenario stress testing of yield curve and spread shocks and/or movements.
  Surveillance. The Management Team analyzes holdings on a systematic basis to monitor any changes in security and portfolio performance or meaningful changes in risk measures.
  Performance attribution. The Management Team performs granular total return analysis by reviewing key portfolio attributes such as duration, yield curve positioning and sector allocations, as well as spreads. The portfolio's performance is also compared to various benchmarks.

PREFERRED SECURITIES

In constructing the preferred and hybrid securities portion of the portfolio, the Management Team considers the following factors.

  Credit analysis. The Management Team performs bottom-up fundamental credit research on issuers and individual security characteristics to determine suitability for the investment portfolio.
  Sector analysis. The Management Team performs top-down sector and industry analysis to aid in determining appropriate sector weightings and overall credit risk of the portfolio.
  Regulatory analysis. The Management Team performs top-down analysis of the impact of regulatory changes for each sector as it relates to credit worthiness.
  Macro-economic and interest rate analysis. The Management Team performs analysis of macro-economic conditions and interest rate trends to determine an appropriate duration target and overall credit and interest rate risk for the portfolio.
  Relative value analysis. The Management Team determines the relative value of individual preferred and hybrid securities for inclusion in the portfolio by analyzing new issues and secondary market securities based on various measures of credit spread to treasuries/other credit spread products, various measures of yield, call/extension risk, credit quality, capital structure positioning, duration and individual security characteristics.
  Technical market analysis. The Management Team analyzes trading patterns, market liquidity, deal sizes, new issuance trends and interest rate conditions to evaluate market conditions.

INTERNATIONAL SOVEREIGN BONDS

In constructing the international sovereign bonds portion of the portfolio, the Management Team focuses on a two-way adaptive process, which combines the Management Team's current fundamental economic assessment with available risk premiums to determine the optimal risk/reward mix for the portfolio. The process includes the following considerations.

  The Management Team determines the strategic outlook by assessing structural macro-economic themes, such as debt burdens, inflation, politics and capital flows together with shorter term market drivers like valuations, liquidity and sentiment.
  The Management Team analyzes the relevant risk premiums and factors impacting underlying issuers and securities in the investable universe by looking at various quantitative and qualitative measures. The core risk premiums are considered to be interest rate risk, credit risk and currency risk.
  The Management Team translates the strategic outlook into exposures to the desired risk premiums expressing the Management Team's conviction levels, time horizons and risk tolerances consistent with macro-economic scenarios. The portfolio is actively allocated across the investment universe by selecting those issuers and securities that provide the desired interest rate, credit and currency risk exposures. Consideration is also given to individual security liquidity and suitability for the portfolio.
  The Management Team will seek to add exposure to individual issuers, securities or currencies that it views as undervalued compared to its assessment of the issuer, security or currency's fair market value. Relative and absolute valuation metrics are used comparing yield, spread, interest rate differentials and overbought/oversold indicators among others.
  The Management Team will provide ongoing portfolio monitoring so that the portfolio maintains its exposure to the Management Team's desired risk premiums. Systems and controls in place monitor overall portfolio risk and also ensure adherence to mandates and regulatory constraints.

ENERGY INFRASTRUCTURE COMPANIES

Energy Infrastructure Companies are publicly-traded MLPs, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that are involved in operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries. In constructing the Energy Infrastructure Companies portion of the portfolio, the Management Team utilizes the following three step investment process: (1) defining the universe of companies in the energy sector and energy utilities industries that have high dividend payout ratios and/or are involved in the energy infrastructure business; (2) identifying, among this universe, companies that pass a quality threshold established by the Management Team; and (3) constructing the portfolio by determining the portfolio weighting of companies that have made it through the first two steps.

In step 1, the Management Team defines the universe by seeking energy sector and energy utilities companies weighted towards:

  Regulated monopoly or monopoly-like assets (i.e., companies that own unique assets that provide for a sustainable competitive advantage due to control of location);
  Non-cyclical cash flows (i.e., companies that have most or all of their assets in businesses whose revenues tend not to fluctuate with commodity prices and tend to be less sensitive to changes in the economic cycle);
  Fee-for-service revenues (i.e., companies that have most or all of their assets in businesses whose revenues are not tied to changes in commodity prices and/or volumes actually shipped through or stored in their facilities); and
  Cost escalators (i.e., companies that have most or all of their assets in businesses whose revenues and/or margins can be adjusted to compensate for changes in the company's costs).

In step 2, the Management Team identifies companies that pass a quality threshold established by the Management Team by utilizing both quantitative aspects to measure quality, such as the stability of cash flows, returns on invested capital, financial leverage and earnings coverage of dividends, as well as qualitative aspects, such as the confidence that the Management Team has in a company's management and the quality of its assets.

In step 3, the Management Team constructs the portfolio by determining the portfolio weighting of companies that have made it through the first two steps. The Management Team will balance each position's expected rate of return against risks, limitations on position sizes and Fund's portfolio limitations.

EQUITY SECURITIES

  In constructing the equity securities portion of the portfolio, the Management Team utilizes the following investment process.
  Construct a universe with all the equity securities that are listed on U.S. exchanges, including American depositary receipts ("ADRs") but excluding preferred securities, master limited partnerships and mortgage real estate investment trusts ("REITs").
  Create a global high dividend yield universe by removing companies with a yield that is less than the market average and also by removing the highest ranked yields, which are considered to have a higher risk of a future dividend cut.
  The Management Team examines the sustainability of dividends on the global high dividend yield universe by screening for debt levels below the market average, earnings growth and consistency of earnings.
  The Management Team applies a proprietary mean-variance optimization (MVO) method to risk-weight the stocks. The MVO process also limits security weights to approximately 2% and applies sector/industry caps and minimum thresholds for price-per-share, liquidity (average daily trading volume) and market-capitalization.

The Fund may invest in the securities within the investment categories directly or, alternatively, may invest in other ETFs that generally provide exposure to those categories. The Advisor expects that the Fund may at times invest significantly (and, potentially, may invest up to 50% of its net assets) in other ETFs, including but not limited to, other ETFs that are advised by the Advisor; however, the Fund does not expect to operate principally as a "funds of funds." Any other ETFs in which the Fund invests to gain exposure to an investment category may be subject to investment parameters that differ in certain respects from those that have been established for such investment category. In general, ETFs will be selected for the Fund to provide exposure to the various investment categories or to achieve diversification within an investment category. ETFs may also be used during the invest-up period, for defensive purposes or to equitize cash. To enhance expected return, the Advisor may periodically tactically adjust investment category weights. Security selection is performed for the Fund by the Advisor and/or a Sub-Advisor.

In general, the fixed income securities in which the Fund invests may be issued by U.S. and non-U.S. issuers, of any capitalization range or credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. In addition, the fixed income securities in which the Fund will invest may have effective or final maturities of any length.

The Fund may invest in the equity securities, including preferred securities, of non-U.S. issuers, either directly or through investments that are in the form of depositary receipts. The Fund expects that the depositary receipts in which it invests will be exchange-traded and will not include unsponsored depositary receipts. The Fund may invest in equity securities issued by small, mid or large capitalization companies. Generally, the Fund's exposure to any single country (outside the U.S.) is limited to 20% of the Fund's net assets. The portion of the Fund's net assets that are denominated in currencies other than the U.S. dollar is not expected to exceed 30%.

The Fund may invest in derivative instruments, including covered calls, for various purposes. In general, the Fund may invest in exchange-listed futures contracts, exchange-listed options, exchange-listed options on futures contracts, exchange-listed stock index options and forward contracts. In addition, the Fund expects to enter into certain types of derivatives transactions with respect to certain of the particular investment categories described above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COVERED CALL RISK. Covered call risk is the risk that the Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

ENERGY INFRASTRUCTURE COMPANIES RISK. Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.

Certain Energy Infrastructure Companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FIXED INCOME SECURITIES RISK. An investment in the Fund involves risk associated with an investment in fixed income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term investments. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. Mortgage-related securities are particularly subject to the risk that interest rate volatility may adversely impact the valuation and price of such securities.

INVESTMENT COMPANIES RISK. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Pursuant to a contractual agreement, the Advisor has agreed to reduce the management fee paid by the Fund by the proportional amount of the acquired fund fees and expenses of the shares of investment companies held by the Fund so that the Fund would not bear the indirect costs of holding them, provided, that, the investment companies are advised by the Advisor.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Management Teams will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MLP RISK. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

SENIOR LOAN RISK. An investment in senior loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments. Floating rate loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of two broad-based market indices and a blended index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST STRATEGIC INCOME ETF--TOTAL RETURN
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
0.81% (December 31, 2015)	-3.59% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Strategic Income ETF | First Trust Strategic Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Expenses Reimbursement	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 92
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	712
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624
Annual Return 2015	rr_AnnualReturn2015	(4.38%)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2014
First Trust Strategic Income ETF | After Taxes on Distributions | First Trust Strategic Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.15%)
First Trust Strategic Income ETF | After Taxes on Distributions and Sales | First Trust Strategic Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)
First Trust Strategic Income ETF | Barclays Capital U.S. Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
First Trust Strategic Income ETF | Russell 3000(R) Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
First Trust Strategic Income ETF | Blended Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.40%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.09%)	[6]
First Trust Tactical High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund's secondary investment objective is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until March 31, 2017, and thereafter at 1.48% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities deemed by the Fund's advisor to be of comparable quality. Below investment grade securities are those that, at the time of purchase, are rated lower than "BBB-" by Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc. ("S&P"), or lower than "Baa3" by Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO"). High yield debt securities that are rated below investment grade are commonly referred to as "junk" debt. Such securities may include U.S. and non-U.S. corporate debt obligations, bank loans and convertible bonds. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered.

The Fund may invest up to 10% of its net assets (including investment borrowings) in non-U.S. securities denominated in non-U.S. currencies. The Fund may invest in non-income producing securities including Distressed Securities (as defined below) and common stocks. Companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings are referred to herein as "Distressed Securities." The Fund invests no more than 15% of its net assets in Distressed Securities, as determined at the time of the investment. The Fund may also invest in investment grade corporate debt obligations and government securities to manage overall credit and duration risk. The Fund does not have any portfolio maturity limitation and may invest its assets in securities with short-term, medium-term or long-term maturities.

The Fund may, under normal market conditions, invest up to 40% of its net assets (including investment borrowings) in bank loans; however the Fund invests no more than 15% of its net assets (including investment borrowings) in junior loans, and all other bank loans in which the Fund invests are first lien senior secured floating rate bank loans ("Senior Loans").

The Fund may, under normal market conditions, invest up to 30% of its net assets (including investment borrowings) in U.S. exchange-traded options on futures contracts and U.S. exchange-traded futures contracts ("Derivative Instruments").

As part of its investment strategy, the Fund intends to maintain both long and short positions in securities under normal market conditions. The Fund takes long positions in securities that the advisor believes in the aggregate to have the potential to outperform the Fund's benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index (the "Index"). The Fund takes short positions in securities that the advisor believes will decline or in the aggregate will underperform the Index. The Fund's long positions may total up to 130% of the Fund's net assets. The Fund's short positions will range between 0% and 30% of the Fund's net assets. Under normal market conditions, the Fund takes short positions in U.S. Treasury securities and/or corporate debt obligations, which may be rated investment grade or rated or deemed to be high yield securities.

Short sales are transactions in which the Fund sells a security or other instrument (such as an option, forward, futures or other derivative contract) that it does not own. Short selling allows the Fund to profit from a decline in market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The proceeds received from the Fund's short sales of securities will generally be used to purchase all or a portion of the Fund's additional long positions in securities, particularly high yield debt securities. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long securities positions and make any change in the Fund's net asset value greater than it would be without the use of leverage, which could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

The Fund's investment advisor combines a fundamental credit selection process with relative value analysis and top-down macroeconomic perspectives when selecting investment opportunities. The Fund's investment advisor believes that an evolving investment environment offers varying degrees of investment risk opportunities in the high yield, bank loan and other fixed income instrument markets. To capitalize on attractive investments and effectively manage potential risk, the Fund's investment advisor believes that the combination of thorough and continuous credit analysis, market evaluation, diversification and the ability to reallocate investments is critical to achieving higher risk-adjusted returns. If there is a material change to the Fund's principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objectives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior Loans, in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these Senior Loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in Senior Loans may have uncertain settlement time periods. Senior Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

CALL RISK. If an issuer calls higher-yielding securities held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemptions for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CONVERTIBLE BONDS RISK. The market values of convertible bonds tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible bond's market value also tends to reflect the market price of the common stock of the issuing company.

COUNTERPARTY RISK. Certain Derivative Instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund's investments in the futures markets also introduce the risk that its futures commission merchant ("FCM") would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM's obligation to return margin posted in connection with the Fund's futures contracts.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in high yield or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DERIVATIVES RISK. The use of Derivative Instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the Derivative Instruments. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

DISTRESSED SECURITIES RISK. The Fund may invest in Distressed Securities, including stressed, distressed and bankrupt issuers and debt obligations that are in default. In any investment involving Distressed Securities, there exists the risk that the transaction involving such securities will be unsuccessful. Distressed Securities might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Many Distressed Securities are illiquid or trade in low volumes and thus may be more difficult to value.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will likely decline if the Fund holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

OTHER DEBT SECURITIES RISK. Secured loans that are not first lien loans that are unsecured and debt securities are subject to many of the same risks that affect Senior Loans; however they are often unsecured and/or lower in the issuer's capital structure than Senior Loans, and thus may be exposed to greater risk of default and lower recoveries in the event of a default. This risk can be further heightened in the case of below investment grade instruments. Additionally, most fixed income securities are fixed-rate and thus are generally more susceptible than floating rate loans to price volatility related to changes in prevailing interest rates.

PREPAYMENT RISK. Loans are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SHORT SALE RISK. The Fund uses short sales for investment and risk management purposes, including when the Fund's advisor anticipates that the market price of securities will decline or in the aggregate will underperform the Index. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for relatively long periods of time. The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The potential loss related to short sale investments is theoretically unlimited.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	ANNUAL TOTAL RETURN
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of a specialty market index. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Bar Chart [Heading]	rr_BarChartHeading	FIRST TRUST TACTICAL HIGH YIELD ETF --TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the chart above:

BEST QUARTER	WORST QUARTER
2.83% (March 31, 2014)	-2.35% (September 30, 2015)

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
First Trust Tactical High Yield ETF | First Trust Tactical High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	none	[2]
Expenses Associated with Short Sales Transactions	rr_Component3OtherExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 125
3 Years	rr_ExpenseExampleNoRedemptionYear03	441
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,745
Annual Return 2014	rr_AnnualReturn2014	2.43%
Annual Return 2015	rr_AnnualReturn2015	(0.15%)
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2013
First Trust Tactical High Yield ETF | After Taxes on Distributions | First Trust Tactical High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
First Trust Tactical High Yield ETF | After Taxes on Distributions and Sales | First Trust Tactical High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
First Trust Tactical High Yield ETF | Bank of America Merrill Lynch US High Yield Constrained Index
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.15%

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before March 31, 2017.
[2]	Pursuant to the Investment Management Agreement, First Trust Advisors L.P., the Fund's investment advisor, manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses.
[3]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors L.P., the Fund's investment advisor, the management fees paid to the Fund's investment advisor will be reduced by the portion of the management fees earned by the Fund's investment advisor from the Fund for assets invested in other investment companies advised by the Fund's investment advisor. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust's Board of Trustees or (ii) upon the termination of the Fund's management agreement with the Fund's investment advisor, however, it is expected to remain in place for no less than one year from the date of this prospectus.
[4]	Pursuant to a contractual agreement, First Trust Advisors L.P., the Fund's investment advisor has agreed to waive management fees of 0.20% of average daily net assets until March 1, 2017. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2017.
[5]	The Blended Benchmark consists of the following two indices: 50% of the Philadelphia Stock Exchange Utility Index, which is a market capitalization-weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 50 most prominent energy MLPs.
[6]	The Blended Index is equally weighted to include these six indices: the Alerian MLP Index, Dow Jones U.S. Select Dividend Index, BofA Merrill Lynch Fixed Rate Preferred Securities Index, BofA Merrill Lynch U.S. High Yield Index, Barclays EM USD Aggregate Index and Barclays U.S. MBS Index. An index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indices are unmanaged and an investor cannot invest directly in an index.